CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2020 (UNAUDITED)

	COUPON*	MATURITY	PAR	VALUE
SHORT-TERM INVESTMENTS — 86.0%
U.S. TREASURY OBLIGATIONS — 25.0%
United States Treasury Notes	2.000%	07/31/20	$12,700,000	$12,719,243
United States Treasury Notes	1.625%	11/30/20	8,500,000	8,550,137
United States Treasury Notes	2.250%	02/15/21	8,500,000	8,610,068
				29,879,448

MONEY MARKETS — 61.0%
U.S. Bank Money Market Deposit Account, 0.90%(a)				73,049,085
TOTAL SHORT-TERM INVESTMENTS
(Cost $109,516,715)				102,928,533
TOTAL INVESTMENTS — 86..0%
(Cost $109,516,715)				102,928,533

OTHER ASSETS IN EXCESS OF LIABILITIES — 14.0%				16,804,219
NET ASSETS — 100.0%				$119,732,752

* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) - The rate shown is as of June 30, 2020.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2020 (UNAUDITED)

Futures contracts outstanding as of June 30, 2020 were as follows:
				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Bank Bill	Sep-21	288	$198,644,877	$7,920
90-Day Euro	Sep-21	419	104,566,688	32,078
90-Day Sterling	Jun-21	398	61,601,872	34,904
Amsterdam Index	Jul-20	19	2,388,875	1,132
Australian 10-Year Bond	Sep-20	545	55,959,776	471,288
Australian 3-Year Bond	Sep-20	410	33,120,914	(1,006)
Bank Acceptance	Sep-21	286	52,368,905	4,528
CAC40 10 Euro	Jul-20	12	662,435	1,339
Canadian 10-Year Bond	Sep-20	288	32,631,232	(33,063)
Cocoa	Sep-20	7	153,020	(14,951)
Copper	Sep-20	14	954,975	21,716
DAX Index	Sep-20	13	4,500,480	58,244
DJIA Mini E-CBOT	Sep-20	14	1,798,230	(47,189)
Euro BUXL 30-Year Bond Futures	Sep-20	1	247,124	(1,192)
Euro Stoxx 50	Sep-20	6	217,261	82
Euro-Bobl	Sep-20	197	29,874,910	7,872
Euro-BTP	Sep-20	14	2,263,077	30,138
Euro-Oat	Sep-20	19	3,578,723	31,829
Euro-Schatz	Sep-20	2	251,977	(13)
FTSE 100 Index	Sep-20	13	990,254	(3,589)
FTSE/JSE TOP 40	Sep-20	15	434,739	7,371
Gold 100 Oz	Aug-20	47	8,462,350	62,416
Hang Seng Index	Jul-20	12	1,877,066	(11,573)
London Metals Exchange Aluminum	Sep-20	206	8,322,400	297,488
London Metals Exchange Copper	Sep-20	131	19,712,225	1,386,049
London Metals Exchange Nickel	Sep-20	143	10,983,258	79,969
London Metals Exchange Zinc	Sep-20	249	12,736,350	138,540
MSCI Singapore Exchange ETS	Jul-20	28	594,417	(10,242)
Nasdaq 100 E-Mini	Sep-20	19	3,855,955	55,915
Nikkie 225 (Osaka Securities Exchange)	Sep-20	25	5,156,286	(2,620)
Russell 2000 E-Mini	Sep-20	12	862,560	5,882
S&P 500 E-Mini	Sep-20	23	3,553,730	40,382
S&P Mid 400 E-Mini	Sep-20	8	1,423,280	(11,837)
S&P/TSX 60 Index	Sep-20	42	5,744,991	47,179
Silver	Sep-20	38	3,541,030	73,838
SPI 200 Index	Sep-20	13	1,321,468	11,746
Topix Index	Sep-20	11	1,587,729	(36,237)
U.S. Treasury 10-Year Notes	Sep-20	126	17,535,656	32,116
U.S. Treasury 2-Year Notes	Sep-20	475	104,893,360	43,043
U.S. Treasury 5-Year Notes	Sep-20	311	39,105,821	104,728
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-20	14	2,499,875	5,538
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-20	6	1,308,938	24,677
				$2,946,435

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month Euro Euribor	Jun-21	254	$(71,695,044)	$(38,819)
Brent Crude	Oct-20	26	(1,076,140)	(3,065)
Cattle Feeder Futures	Aug-20	9	(597,825)	(2,814)
Coffee	Sep-20	15	(568,125)	(8,783)
Corn	Sep-20	334	(5,703,050)	(199,646)
Cotton No.2	Dec-20	100	(3,044,000)	(47,657)
Euro-Bund	Sep-20	101	(20,030,244)	(20,216)
Gasoline RBOB	Aug-20	17	(857,871)	(15,317)
IBEX 35 Index	Jul-20	4	(324,007)	5,903
JPN 10-Year Bond (Osaka Securities Exchange)	Sep-20	16	(22,516,323)	18,526
Kansas City Hard Red Winter Wheat	Sep-20	118	(2,594,525)	33,586
Live Cattle	Aug-20	9	(346,590)	713
London Metals Exchange Aluminum	Sep-20	313	(12,645,200)	(747,925)
London Metals Exchange Copper	Sep-20	101	(15,197,975)	(1,220,936)
London Metals Exchange Nickel	Sep-20	119	(9,139,914)	(266,879)
London Metals Exchange Zinc	Sep-20	256	(13,094,400)	(334,721)
Long Gilt	Sep-20	16	(2,728,787)	(1,232)
Low Sulphur Gasoil G Futures	Aug-20	65	(2,309,125)	(25,287)
MSCI Taiwan Index	Jul-20	56	(2,423,120)	(12,956)
Natural Gas	Aug-20	326	(5,708,260)	340,191
NY Harbor Ultra-Low Sulfur Diesel	Aug-20	6	(298,998)	(4,937)
OMX Stockholm 30 Index	Jul-20	137	(2,449,789)	(1,535)
Palladium	Sep-20	1	(196,690)	(11,172)
Platinum	Oct-20	3	(127,680)	(2,582)
Soybean	Nov-20	35	(1,543,938)	(24,850)
Soybean Meal	Dec-20	361	(10,681,990)	17,974
Soybean Oil	Dec-20	344	(5,946,384)	35,445
Sugar No. 11 (World)	Oct-20	59	(790,317)	(8,903)
Wheat	Sep-20	78	(1,917,825)	(7,149)
WTI Crude	Sep-20	38	–	(8,892)
				$(2,563,935)
Total Futures Contracts				$382,500

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2020 (UNAUDITED)

Forward foreign currency contracts outstanding as of June 30, 2020 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	18,700,000	USD	12,851,778	Sep 16 2020	UBS	$56,472
BRL	43,900,000	USD	8,477,725	Sep 16 2020	UBS	(432,304)
CAD	60,000,000	USD	44,269,057	Sep 16 2020	UBS	(66,515)
CHF	8,750,000	USD	9,235,552	Sep 16 2020	UBS	21,748
CLP	9,100,000,000	USD	11,679,716	Sep 16 2020	UBS	(587,701)
CNH	46,800,000	USD	6,555,149	Sep 16 2020	UBS	34,943
COP	27,960,000,000	USD	7,688,186	Sep 16 2020	UBS	(296,842)
CZK	76,800,000	USD	3,226,757	Sep 16 2020	UBS	12,344
EUR	23,200,000	USD	26,176,187	Sep 16 2020	UBS	(65,086)
GBP	14,400,000	USD	17,925,483	Sep 16 2020	UBS	(74,185)
HUF	1,401,000,000	USD	4,560,246	Sep 16 2020	UBS	(117,179)
IDR	38,500,000,000	USD	2,617,128	Sep 16 2020	UBS	54,331
INR	1,353,000,000	USD	17,704,282	Sep 16 2020	UBS	74,547
JPY	5,904,000,000	USD	55,049,140	Sep 16 2020	UBS	(310,858)
KRW	9,825,000,000	USD	8,117,292	Sep 16 2020	UBS	55,701
MXN	155,100,000	USD	6,782,185	Sep 16 2020	UBS	(105,435)
NOK	188,850,000	USD	19,881,622	Sep 16 2020	UBS	(255,615)
NZD	44,850,000	USD	28,863,405	Sep 16 2020	UBS	76,223
PHP	430,500,000	USD	8,568,520	Sep 16 2020	UBS	40,017
PLN	6,975,000	USD	1,757,848	Sep 16 2020	UBS	5,598
RUB	295,000,000	USD	4,261,687	Sep 16 2020	UBS	(154,259)
SEK	28,950,000	USD	3,108,255	Sep 16 2020	UBS	1,597
TWD	130,950,000	USD	4,478,755	Sep 16 2020	UBS	(38,237)
ZAR	166,200,000	USD	9,596,253	Sep 16 2020	UBS	(96,568)
USD	30,210,053	AUD	43,850,000	Sep 16 2020	UBS	(58,756)
USD	2,130,318	BRL	11,450,000	Sep 16 2020	UBS	31,911
USD	11,858,199	CAD	16,100,000	Sep 16 2020	UBS	(2,816)
USD	5,540,280	CHF	5,300,000	Sep 16 2020	UBS	(66,998)
USD	8,528,769	CLP	6,700,000,000	Sep 16 2020	UBS	362,121
USD	999,532	CNH	7,100,000	Sep 16 2020	UBS	(247)
USD	9,177,821	COP	34,350,000,000	Sep 16 2020	UBS	97,253
USD	4,797,486	CZK	114,000,000	Sep 16 2020	UBS	(10,554)
USD	15,402,468	EUR	13,600,000	Sep 16 2020	UBS	95,961
USD	17,458,336	GBP	13,950,000	Sep 16 2020	UBS	164,891
USD	11,055,013	HUF	3,417,000,000	Sep 16 2020	UBS	218,497
USD	48,860	IDR	700,000,000	Sep 16 2020	UBS	288
USD	7,271,636	INR	555,000,000	Sep 16 2020	UBS	(21,232)
USD	34,496,067	JPY	3,715,500,000	Sep 16 2020	UBS	48,220
USD	9,916,214	KRW	11,985,000,000	Sep 16 2020	UBS	(53,590)
USD	8,125,831	MXN	183,600,000	Sep 16 2020	UBS	222,212
USD	17,813,892	NOK	169,950,000	Sep 16 2020	UBS	152,044
USD	20,145,949	NZD	31,200,000	Sep 16 2020	UBS	14,033
USD	4,343,254	PHP	218,250,000	Sep 16 2020	UBS	(21,004)
USD	7,989,021	PLN	31,500,000	Sep 16 2020	UBS	25,071
USD	4,353,853	RUB	306,000,000	Sep 16 2020	UBS	93,267
USD	16,639,842	SEK	154,800,000	Sep 16 2020	UBS	10,993
USD	5,076,394	SGD	7,089,000	Sep 16 2020	UBS	(11,592)
USD	12,277,521	TWD	363,600,000	Sep 16 2020	UBS	(52,166)
USD	9,942,175	ZAR	171,400,000	Sep 16 2020	UBS	145,268
Total Forward Foreign Currency Contracts						$(784,188)

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TWD	Taiwan New Dollar
HUF	Hungarian Forint	UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
JUNE 30, 2020 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $6,811,663, which represented 5.69% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$102,928,533	$102,928,533	$-	$-
Commodity Contracts
Futures Contracts	2,487,925	2,487,925	-	-
Equity Contracts
Futures Contracts	235,175	235,175	-	-
Interest Rate Contracts
Futures Contracts	849,185	849,185	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,115,551	-	2,115,551	-
Total Assets	$108,616,369	$106,500,818	$2,115,551	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(2,956,465)	(2,956,465)	-	-
Equity Contracts
Futures Contracts	(137,778)	(137,778)	-	-
Interest Rate Contracts
Futures Contracts	(95,542)	(95,542)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,899,739)	-	(2,899,739)	-
Total Liabilities	$(6,089,524)	$(3,189,785)	$(2,899,739)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.